Short-Term Loans	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
SHORT-TERM LOANS

7. SHORT-TERM LOANS

	June 30, 2026	December 31, 2025
Short-term loans from a financial institution other than banks	2,298,387	$2,901,080
Short-term loans from banks	7,292,309	6,358,092
	$9,590,696	$9,259,172

Short-term loans from a financial institution other than banks

During the six months ended June 30, 2026 and 2025, the Company entered into certain loan agreements with a certain financial institution, pursuant to which the Company borrowed $1,696,260 and $2,969,715, respectively. The borrowings bore interest rates ranging between 8.8% and 9.0% per annum. For the six months ended June 30, 2026 and 2025, the Company repaid borrowings of $2,295,276 and $654,151, respectively. The loans outstanding as of June 30, 2026 were with the maturity dates due through October 2026. The borrowings were guaranteed by Mr. Zhu Jian, the Chief Executive Officer and principal shareholder of the Company.

Short-term loans from banks

During the six months ended June 30, 2026 and 2025, the Company entered into a loan agreement with a bank, pursuant to which the Company borrowed $16,495,494 and $11,425,606, respectively. The loans were renewed upon maturity, with final maturities dates extending through October 2026. The borrowing bore interest rates ranging between 3.2% and 7.5% per annum. During the six months ended June 30, 2026 and 2025, the Company repaid borrowings of $15,676,878 and $12,535,827, respectively. The short-term loans were pledged by the accounts receivables due from customers, and were jointly guaranteed by Mr. Zhu Jian, Mr. Tang Jing, the Chief Financial Officer and principal shareholder of the Company and Mr. Wang Jun, the Chief Executive Officer of Weitong and shareholder of the Company. As of June 30, 2026, the Company had outstanding loan balance of $1,709,698. In July 2026, the Company fully repaid the outstanding loan balance.

During the year ended December 31, 2024, the Company entered into another loan agreement with another bank, pursuant to which the Company borrowed $4,892,053 with maturity date due through October 2025. The loans were renewed upon maturity, with final maturity dates extending through October 2026. The borrowing bore interest rates ranging between 4.6% and 5.1% per annum. The borrowing was jointly guaranteed by Mr. Zhu Jian, Mr. Tang Jing and Mr. Wang Jun. For the six months ended June 30, 2026 and 2025, the Company did not repay the bank. As of June 30, 2026, the Company had outstanding loan balance of $4,845,703.

In July 2025, the Company entered into an additional loan agreement with another bank, pursuant to which the Company borrowed $695,651 with maturity date due in July 2026. The borrowing bore an interest rate of 2.5% per annum. The borrowing was guaranteed by Mr. Wang Jun. As of June 30, 2026, the Company had outstanding loan balance of $736,908. In July 2026, the Company fully repaid the outstanding loan balance.